Offerings - Offering: 1	Jul. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	25,800,000
Proposed Maximum Offering Price per Unit	16.93
Maximum Aggregate Offering Price	$ 436,794,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,321.25
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions which results in an increase in the number of outstanding shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock"). Represents (i) 22,500,000 shares of Common Stock issuable pursuant to the of ChronoScale Holdings Corporation Plan 2026 Omnibus Equity Incentive Plan (the "Plan") and (ii) 3,300,000 shares of Common Stock that may be issued pursuant to the Plan as a result of the share "recycling" provisions under the Plan. Calculated in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on July 2, 2026 which date is within five business days prior to the date of filing of this Registration Statement.